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                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
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                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
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Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 102           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 2nd day of January, 2001.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
December 31, 2000

                                                                                                           Voting
                                                                                                          Authority
                                Title                                                                  ---------------
                                 of                   Value     Shares/   Sh/       Put/     Invstmt    Other
Name of Issuer                  class     CUSIP      (x$1000)   Prn Amt   Prn       Call     Dscretn   Managers   Sole  Shared  None
------------------------------  -----  ------------  --------  ---------  ---       ----     -------   --------   ----  ------  ----
3 COM CORP                      COM       885535104     820     96450     SH                 Defined                     96450
ACCORD NETWORKS INC             COM       M01690102     222     22500     SH                 Defined                     22500
ACNIELSEN CORP                  COM       004833109    3625    100000     SH                 Defined                    100000
AGRIBRANDS INT'L INC            COM       00849R105    1685     31500     SH                 Defined                     31500
AT HOME CORP                    COM       045919107     220     39777     SH                 Defined                     39777
AT&T                            COM       001957109    2049    118335     SH                 Defined                    118335
AVON PRODUCTS INC               COM       054303102    1139     23761     SH                 Defined                     23761
B.F. GOODRICH COMPANY           COM       382388106    2251     61882     SH                 Defined                     61882
BANK UNITED CORP                COM       065412108    5189     76100     SH                 Defined                     76100
BAXTER INTL INC CONTINGENT PAY  COM       071813109       0     25000     SH                 Defined                     25000
BINDLEY WESTN INDS INC.         COM       090324104    1247     30000     SH                 Defined                     30000
BIOCHEM PHARMA INC              COM       09058T108     320     10000     SH                 Defined                     10000
BLUESTONE SOFTWARE              COM       09623P102    2313    152940     SH                 Defined                    152940
BOISE CASCADE CORPORATION       COM       097383103    2369     70456     SH                 Defined                     70456
CHARLES SCHWAB                  COM       808513105     821     28935     SH                 Defined                     28935
COASTAL CORP                    COM       190441105    4391     49842     SH                 Defined                     49842
COHOES BANCORP INC.             COM       192513109    1533     80700     SH                 Defined                     80700
CONSTELLATION ENERGY GROUP      COM       210371100    4313     95719     SH                 Defined                     95719
COOPER INDUSTRIES INC           COM       216669101    1295     28235     SH                 Defined                     28235
DAIN RAUSCHER GROUP             COM       233856103     947     10000     SH                 Defined                     10000
DELPHI AUTOMOTIVE SYS           COM       247126105     813     72300     SH                 Defined                     72300
EMCOR GROUP INC.                COM       29084Q100    7908    310116     SH                 Defined                    310116
GASONICS INTERNATIONAL CORP     COM       367278108    1401     76222     SH                 Defined                     76222
GPU INC                         COM       36225X100    1472     40000     SH                 Defined                     40000
GRANT PRIDECO INC               COM       38821G101    1645     75000     SH                 Defined                     75000

HARCOURT GENERAL                COM       41163G101    1732     30276     SH                 Defined                     30276
HERTZ CORP                      COM       428040109     982     28764     SH                 Defined                     28764
HOME DEPOT INC                  COM       437076102    1102     24113     SH                 Defined                     24113
HONEYWELL                       COM       438506107    2882     60917     SH                 Defined                     60917
IBP INC                         COM       449223106     802     30000     SH                 Defined                     30000
INFINITY BROADCASTING CORP      COM       45662S102    3093    111736     SH                 Defined                    111736
INTERMEDIA COMMUNICATIONS INC   COM       458801107     144     20000     SH                 Defined                     20000
IPALCO ENTERPRISES INC          COM       462613100    1018     42100     SH                 Defined                     42100
JP MORGAN                       COM       616880100    2527     15029     SH                 Defined                     15029
KEEBLER FOODS CO                COM       487256109    3495     84339     SH                 Defined                     84339
KOHLS CORP                      COM       500255104    2184     35800     SH                 Defined                     35800
LANTRONIX INC                   COM       516548104     441     69178     SH                 Defined                     69178
LITTON INDUSTRIES INC           COM       538021106    3572     45400     SH                 Defined                     45400
LOUISIANA PAC CORP              COM       546347105    1415    141500     SH                 Defined                    141500
MCN ENERGY GROUP INC            COM       55267J100    1564     56500     SH                 Defined                     56500
MICROTOUCH SYS                  COM       595145103    1879     89950     SH                 Defined                     89950
MORGAN KEEGAN INC               COM       617410105    1590     60000     SH                 Defined                     60000
NIAGARA MOHAWK HLDGS INC        COM       635520106     417     25000     SH                 Defined                     25000
NISOURCE INC                    COM       6547sp105     741     24100     SH                 Defined                     24100
NISOURCE INC PREMIUM INCOME EQ  COM       65473p303    2344     43400     SH                 Defined                     43400
ODETICS INC CLASS A             COM       676065204     431     50681     SH                 Defined                     50681
ORTHOPEDIC SERVICES             COM       674424106    1410     79999     SH                 Defined                     79999
PENNACO ENERGY                  COM       708046107     589     30000     SH                 Defined                     30000
PHOENIX INV PTNRS               COM       719085102    2231    142203     SH                 Defined                    142203
PORTAL SOFTWARE INC             COM       736126103     196     25000     SH                 Defined                     25000
PRIMEX TECH INC                 COM       741597108     829     26000     SH                 Defined                     26000
QUAKER OATS                     COM       747402105    1653     16975     SH                 Defined                     16975
QUANTA SERVICES INC             COM       74762E102    1564     48600     SH                 Defined                     48600
RADIOSHACK CORP                 COM       750438103     826     19290     SH                 Defined                     19290
REPUBLIC SECURITY FINL CORP     COM       760758102     866    120000     SH                 Defined                    120000
SHIRE PHARMACEUTICALS           COM       82481R106     783     17000     SH                 Defined                     17000
SILICON VALLY GROUP INC         COM       827066101    3230    112340     SH                 Defined                    112340
SIMPLE TECHNOLOGY INC           COM       828820100     188     48600     SH                 Defined                     48600
SMITHKLINE BEECHAM INC          COM       832378301    3186     50000     SH                 Defined                     50000
SOFTWARE AG SYSTEMS INC NEW     COM       834025108    1170    102852     SH                 Defined                    102852

SOLUTIA INC                     COM       834376105    1058     88200     SH                 Defined                     88200
SPRINT CORP                     COM       852061506    1003     49100     SH                 Defined                     49100
SPRINT INC.                     COM       852061100     896     44100     SH                 Defined                     44100
ST JOSEPH LIGHT & POWER         COM       790654107     861     35000     SH                 Defined                     35000
SUMMIT BANCORP                  COM       866005101    3292     86200     SH                 Defined                     86200
TALBOTS INC                     COM       874161102     420      9215     SH                 Defined                      9215
TARGET CORPORATION              COM       87612E106     647     20000     SH                 Defined                     20000
TECO 8.5% PFD                   COM       87875R208    1017     40000     SH                 Defined                     40000
TEXACO                          COM       881694103    1242     20000     SH                 Defined                     20000
TIFFANY & CO                    COM       886547108     748     23638     SH                 Defined                     23638
UNIT CORP                       COM       909218109    2922    154300     SH                 Defined                    154300
UNITED DOMINION INDS LTD        COM       909914103     648     53200     SH                 Defined                     53200
UNITEDGLOBALCOM INC CL A        COM       913247508    1600    117400     SH                 Defined                    117400
US BANCORP INC                  COM       902973106    1751     60000     SH                 Defined                     60000
UTILICORP UTD                   COM       918005109    4636    149551     SH                 Defined                    149551
VISTEON CORP                    COM       92839u107     448     39000     SH                 Defined                     39000
VOICESTREAM WIRELESS CORP.      COM       928615103    3378     33571     SH                 Defined                     33571
WASHINGTON MUTUAL INC           COM       939322103     753     14200     SH                 Defined                     14200
WILLIAMS COMMUNICATIONS GROUP   COM       W001990       553     47073     SH                 Defined                     47073
WORLDCOM INC                    COM       98157D106    1487    105725     SH                 Defined                    105725
WRIGLEY WM JR CO                COM       982526105     739      7716     SH                 Defined                      7716

REPORT SUMMARY                         81 DATA       133167               0     OTHER MANA-
                                          RECORDS                               GERS ON WHOSE
                                                                                BEHALF REPORT
                                                                                IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.